Nature of business and summary of significant accounting policies	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and summary of significant accounting policies

Note 1 – Nature of business and summary of significant accounting policies

Nature of the business

SRx Health Solutions, Inc. and its subsidiaries are together referred to in these condensed consolidated financial statements as the “Company”.

On April 24, 2025, SRx Health Solutions, Inc., a corporation incorporated under the laws of the Province of Ontario on April 26, 2022 (“SRx Canada” or the “Accounting Acquirer”), consummated a business combination (the “Merger”) with Better Choice Company, Inc., a Delaware corporation (“Better Choice” or the “Legal Acquirer”). In the Merger, 1000994476 Ontario Inc. (“AcquireCo”), an indirect wholly-owned subsidiary of Better Choice, amalgamated with and into SRx Canada, with SRx Canada surviving the amalgamation and continuing its operations under the new legal name SRx Health Solutions (Canada) Inc. (“SRx Canada”), an indirect wholly-owned subsidiary of Better Choice.

In connection with the Merger, Better Choice changed its corporate name to “SRx Health Solutions, Inc.”, and adopted the operations of the Accounting Acquirer as its primary business. As such, SRx Canada is the continuing reporting entity for accounting purposes. Refer to Note 4 – Business Combinations for more information.

SRx Canada’s registered head office was originally located at 65 Queen Street West, Suite 800, Toronto, Ontario, M5H 2M5. Post the Merger, the Company’s registered head office remained at 12400 Race Track Road, Tampa, Florida 33626.

The Company operates as a vertically integrated healthcare organization and branded pet wellness company. The Company consolidated the operations of two business segments: (i) Canadian pharmacy and healthcare services through SRx Canada, and (ii) premium pet health and nutrition products sold through its subsidiary Halo, Purely for Pets, Inc., a Delaware corporation (“Halo”).

Halo Spin-Out Distribution

On April 25, 2025, the Company distributed (the “Spin-Out Distribution”) to the Better Choice stockholders of record as of April 23, 2025 (the “Record Stockholders”) one share of Class A Common Stock, par value $0.001, of Halo Spin-Out SPV Inc., a Delaware corporation (“Halo SPV”), for every one share of Better Choice common stock held by the Record Stockholders. Halo SPV holds 17% of the issued and outstanding capital stock of Halo.

The ownership of Halo SPV following the Spin-Out Distribution mirrored the ownership of Better Choice immediately prior to the Merger and the Spin-Out Distribution. As such, the Record Stockholders, who received the Halo SPV shares, are the same ultimate owners who indirectly held Halo prior to the Spin-Out Distribution. Accordingly, the Spin-Out Distribution did not result in a substantive change in ownership of Halo from the perspective of the Company’s condensed consolidated financial statements.

In accordance with ASC 810, Consolidation, the Spin-Out Distribution represented a reorganization of ownership interests under common control, and is therefore treated as a common control equity reorganization, with those transfers of interests accounted for as equity transactions. As such, the transaction does not give rise to the presentation of a noncontrolling interest in the Company’s condensed consolidated financial statements. Halo continues to be fully consolidated, with no change in the Company’s accounting treatment.

On August 12, 2025, SRx Canada filed for protection under the Companies’ Creditors Arrangement Act (Canada) (“CCAA”). Refer to Note 23 – Subsequent Events for additional details.

1. Corporate information

SRx Health Solutions Inc. and its subsidiaries are together referred to in these consolidated financial statements as “SRx” or the “Company”. The Company was incorporated under the laws of the province of Ontario on April 26, 2022. The Company’s registered head office is 65 Queen Street West, Suite 800, Toronto, Ontario, M5H 2M5. The Company, together with its subsidiaries owns and operates retail pharmacies located throughout Canada. The Company is a Canadian collaborative network of pharmacists and healthcare practitioners engaged in the provision of specialized treatments and integrated support services to Canadians.

Previously, the Company operated under SRx Health Solutions Group and was made up of 24 entities (collectively, the “Group”) each of which was incorporated and operating in Canada, and all either owned directly or indirectly by Mr. Adesh Vora (the controlling “Shareholder”). On September 9th, 2022, there was a reorganization where SRx acquired the Group and as a result the financial statements are presented on a consolidated basis. The controlling Shareholder remains the controlling party after the reorganization.